united states
securities and exchange commission
washington, d.c. 20549

form N-CSR

certified shareholder report of registered management

investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-490-4300

Date of fiscal year end: 5/31

Date of reporting period: 5/31/24

Item 1. Reports to Stockholders.

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2024

Fund Overview

The Fund seeks long-term capital appreciation without bearing the risk of traditional market environments.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2023 - May 31, 2024. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$224.61	2.24%

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Fund Statistics as of 5/31/2024
Total Net Assets	$119,209,446
# of Portfolio Holdings	708
Portfolio Turnover Rate	102%
Advisory Fees Paid	$1,963,352

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

The Fund has performed consistently against its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Small Cap Index. 2023 marked the importance of staying invested through market cycles. The long-term outlook of the strategy helps LONGX capture returns over a full market cycle.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (12/9/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Small Cap Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 5/31/2024
	1 Year	5 Years	Since Inception (12/9/2015)
LONAX (Without Load)	20.59%	9.44%	7.21%
LONAX (With Load)	13.64%	8.15%	6.46%
S&P 500 Index	28.19%	15.80%	13.86%
Russell 2000 Total Return Index	20.12%	8.61%	8.71%
Morningstar Moderate Target Risk Index	13.09%	6.54%	6.80%
ICE BofA 3-Month U.S. Treasury Bill	5.48%	2.13%	1.74%

TSR-AR 053124-LONAX

What did the Fund invest in?

The Fund has maintained a diversified portfolio of small and mid-cap stocks. The Fund’s allocation strategy is systematic, adding exposure to stocks demonstrating market leadership and concentrating on high-performing companies while cutting laggards.

Top 10 Holdings
Holding Name	% of Net Assets
Reinsurance Group of America, Inc.	0.2%
Williams Companies, Inc. (The)	0.2%
Axis Capital Holdings Ltd.	0.2%
Boston Scientific Corporation	0.2%
TJX Companies, Inc. (The)	0.2%
ONEOK, Inc.	0.2%
Leidos Holdings, Inc.	0.2%
Flowserve Corporation	0.2%
American International Group, Inc.	0.2%
Texas Roadhouse, Inc.	0.2%

Material Fund Changes

The Fund’s name has been changed from the “Longboard Alternative Growth Fund” to the “Longboard Fund”. No other material changes to the Fund have occurred. For more information contact 855-294-7540 or wait for the next filing to be available.

Changes in or Disagreements with Accountants

None

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-AR 053124-LONAX

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2024

Fund Overview

The Fund seeks long-term capital appreciation without bearing the risk of traditional market environments.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2023 - May 31, 2024. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
Institutional	$199.55	1.99%

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Fund Statistics as of 5/31/2024
Total Net Assets	$119,209,446
# of Portfolio Holdings	708
Portfolio Turnover Rate	102%
Advisory Fees Paid	$1,963,352

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

The Fund has performed consistently against its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Small Cap Index. 2023 marked the importance of staying invested through market cycles. The long-term outlook of the strategy helps LONGX capture returns over a full market cycle.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (3/19/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Small Cap Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 5/31/2024
	1 Year	5 Years	Since Inception (3/19/2015)
LONGX	20.94%	9.72%	7.11%
S&P 500 Index	28.19%	15.80%	12.65%
Russell 2000 Total Return Index	20.12%	8.61%	7.05%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.90%
ICE BofA 3-Month U.S. Treasury Bill	5.48%	2.13%	1.60%

TSR-AR 053124-LONGX

What did the Fund invest in?

The Fund has maintained a diversified portfolio of small and mid-cap stocks. The Fund’s allocation strategy is systematic, adding exposure to stocks demonstrating market leadership and concentrating on high-performing companies while cutting laggards.

Top 10 Holdings
Holding Name	% of Net Assets
Reinsurance Group of America, Inc.	0.2%
Williams Companies, Inc. (The)	0.2%
Axis Capital Holdings Ltd.	0.2%
Boston Scientific Corporation	0.2%
TJX Companies, Inc. (The)	0.2%
ONEOK, Inc.	0.2%
Leidos Holdings, Inc.	0.2%
Flowserve Corporation	0.2%
American International Group, Inc.	0.2%
Texas Roadhouse, Inc.	0.2%

Material Fund Changes

The Fund’s name has been changed from the “Longboard Alternative Growth Fund” to the “Longboard Fund”. No other material changes to the Fund have occurred. For more information contact 855-294-7540 or wait for the next filing to be available.

Changes in or Disagreements with Accountants

None

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-AR 053124-LONGX

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2024 - $ 33,000

2023 - $ 21,725

(b)	Audit-Related Fees

2024 - None

2023 - None

(c)	Tax Fees

2024 - $ 4,675

2023 - $ 3,575

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2024 - None

2023 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2024	2023
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $ 4,675

2023 - $ 3,575

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Longboard Fund

(formerly known as “Longboard Alternative Growth Fund”)

Class A Shares (Symbol: LONAX)

Class I Shares (Symbol: LONGX)

Annual Report

May 31, 2024

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5%
	ADVERTISING & MARKETING - 0.1%
1,848	Omnicom Group, Inc.	$171,790

	AEROSPACE & DEFENSE - 2.0%
2,554	AAR Corporation(a)	181,308
664	AeroVironment, Inc.(a)	134,228
2,302	Ducommun, Inc.(a)	133,930
709	General Dynamics Corporation	212,537
1,016	HEICO Corporation	225,318
991	HEICO Corporation, Class A	174,079
1,405	Howmet Aerospace, Inc.	118,933
6,548	Leonardo DRS, Inc.(a)	154,205
1,163	Moog, Inc., Class A	197,047
283	Northrop Grumman Corporation	127,568
4,723	Park Aerospace Corporation	65,839
2,537	Textron, Inc.	222,267
152	TransDigm Group, Inc.	204,171
1,245	Woodward, Inc.	232,193
		2,383,623
	APPAREL & TEXTILE PRODUCTS - 0.8%
154	Deckers Outdoor Corporation(a)	168,464
1,957	Kontoor Brands, Inc.	143,526
867	Oxford Industries, Inc.	95,968
911	Ralph Lauren Corporation	170,248
3,028	Skechers U.S.A., Inc., Class A(a)	216,260
3,445	Tapestry, Inc.	149,823
		944,289
	ASSET MANAGEMENT - 2.1%
430	Ameriprise Financial, Inc.	187,742
1,434	Apollo Global Management, Inc.	166,573
1,110	Ares Management Corporation, Class A	155,589
3,466	Artisan Partners Asset Management, Inc., Class A	152,608
8,490	Blue Owl Capital, Inc.	152,735
2,613	F&G Annuities & Life, Inc.	105,591
1,309	Hamilton Lane, Inc., Class A	164,266

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	ASSET MANAGEMENT - 2.1% (Continued)
1,576	KKR & Company, Inc.	$162,076
663	LPL Financial Holdings, Inc.	189,757
9,592	Patria Investments Ltd.	124,696
1,568	Raymond James Financial, Inc.	192,473
2,371	Stifel Financial Corporation	191,932
2,405	TPG, Inc.	100,818
3,507	Victory Capital Holdings, Inc.	182,469
6,938	Vitesse Energy, Inc.	177,058
4,135	XP, Inc., Class A	78,524
		2,484,907
	AUTOMOTIVE - 0.4%
5,125	Gentex Corporation	179,375
3,006	Miller Industries, Inc.	182,765
899	Modine Manufacturing Company(a)	90,727
		452,867
	BANKING - 3.4%
4,896	Amalgamated Financial Corporation	123,771
4,105	Arrow Financial Corporation	103,077
5,665	Banco Latinoamericano de Comercio Exterior S.A., E	170,007
2,233	Bank OZK	93,518
3,358	Bar Harbor Bankshares	88,215
1,778	City Holding Company	181,746
2,458	Esquire Financial Holdings, Inc.	112,503
9,255	First BanCorporation	164,091
1,317	First Business Financial Services, Inc.	44,791
69	First Citizens BancShares, Inc., Class A	117,192
3,382	First Community Bankshares, Inc.	117,491
10,220	FNB Corporation	140,729
2,004	Great Southern Bancorp, Inc.	105,190
2,816	HBT Financial, Inc.	54,912
1,163	Home Bancorp, Inc.	42,066
5,441	Home BancShares, Inc.	127,972
4,361	Independent Bank Corporation	109,287
2,598	International Bancshares Corporation	147,644

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	BANKING - 3.4% (Continued)
5,773	Macatawa Bank Corporation	$81,168
3,188	Mercantile Bank Corporation	122,132
2,888	Merchants Bancorp	115,664
5,869	Midland States Bancorp, Inc.	133,344
2,162	Northeast Bank	120,186
12,033	NU Holdings Ltd./Cayman Islands(a)	142,952
4,087	OFG Bancorp	151,873
3,923	Origin Bancorp, Inc.	122,672
3,518	Orrstown Financial Services, Inc.	91,855
4,859	Peoples Bancorp, Inc.	141,640
1,727	Popular, Inc.	153,720
1,606	Preferred Bank	120,000
2,340	QCR Holdings, Inc.	132,608
1,534	Republic Bancorp, Inc., Class A	79,446
4,110	Stellar Bancorp, Inc.	92,845
1,725	Triumph Financial, Inc.(a)	128,168
1,200	Wintrust Financial Corporation	118,332
		4,092,807
	BEVERAGES - 0.8%
982	Celsius Holdings, Inc.(a)	78,540
205	Coca-Cola Consolidated, Inc.	201,113
790	Constellation Brands, Inc., Class A	197,682
3,617	Monster Beverage Corporation(a)	187,795
8,702	Primo Water Corporation	196,317
2,948	Vita Coco Company, Inc. (The)(a)	85,816
		947,263
	BIOTECH & PHARMA - 2.5%
1,696	Aerovate Therapeutics, Inc.(a)	29,595
651	Amgen, Inc.	199,108
1,861	ANI Pharmaceuticals, Inc.(a)	120,779
1,266	Arcellx, Inc.(a)	65,832
3,243	Astria Therapeutics, Inc.(a)	30,711
1,104	Axsome Therapeutics, Inc.(a)	81,067
3,660	Catalyst Pharmaceuticals, Inc.(a)	59,182

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	BIOTECH & PHARMA - 2.5% (Continued)
2,651	Collegium Pharmaceutical, Inc.(a)	$87,854
1,641	Crinetics Pharmaceuticals, Inc.(a)	72,877
2,256	Dyne Therapeutics, Inc.(a)	71,921
3,815	Edgewise Therapeutics, Inc.(a)	65,351
4,551	HilleVax, Inc.(a)	55,249
2,561	Ideaya Biosciences, Inc.(a)	93,605
1,888	Immunovant, Inc.(a)	47,936
1,561	Intra-Cellular Therapies, Inc.(a)	104,962
1,810	Janux Therapeutics, Inc.(a)	96,835
1,113	Keros Therapeutics, Inc.(a)	52,166
508	Krystal Biotech, Inc.(a)	81,305
5,048	Liquidia Technologies, Inc.(a)	64,968
2,920	Mirum Pharmaceuticals, Inc.(a)	70,168
1,045	Neurocrine Biosciences, Inc.(a)	141,503
1,093	Nuvalent, Inc.(a)	71,723
4,455	ORIC Pharmaceuticals, Inc.(a)	40,050
3,509	PepGen, Inc.(a)	57,302
2,571	Prestige Consumer Healthcare, Inc.(a)	165,341
211	Regeneron Pharmaceuticals, Inc.(a)	206,814
1,389	Rhythm Pharmaceuticals, Inc.(a)	49,560
3,199	Scholar Rock Holding Corporation(a)	30,039
5,764	Tango Therapeutics, Inc.(a)	39,887
2,741	Tarsus Pharmaceuticals, Inc.(a)	90,343
3,521	Tyra Biosciences, Inc.(a)	57,111
1,324	Vaxcyte, Inc.(a)	93,037
1,430	Vera Therapeutics, Inc.(a)	54,326
468	Vertex Pharmaceuticals, Inc.(a)	213,099
931	Viking Therapeutics, Inc.(a)	57,964
7,202	Zymeworks, Inc.(a)	61,073
		2,980,643
	CHEMICALS - 2.6%
788	Avery Dennison Corporation	179,341
5,907	Axalta Coating Systems Ltd.(a)	210,231
1,399	Cabot Corporation	143,118

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	CHEMICALS - 2.6% (Continued)
992	Celanese Corporation	$150,824
2,320	DuPont de Nemours, Inc.	190,611
882	Ecolab, Inc.	204,800
6,497	Element Solutions, Inc.	156,123
1,726	Hawkins, Inc.	150,714
2,356	HB Fuller Company	187,608
1,394	Innospec, Inc.	182,335
1,976	Koppers Holdings, Inc.	87,596
1,869	LyondellBasell Industries N.V., Class A	185,816
1,035	Materion Corporation	118,383
1,899	Minerals Technologies, Inc.	164,738
4,373	Orion S.A.	108,757
1,825	RPM International, Inc.	204,583
601	Sherwin-Williams Company (The)	182,584
4,255	Valvoline, Inc.(a)	172,753
985	Westlake Corporation	158,152
		3,139,067
	COMMERCIAL SUPPORT SERVICES - 2.7%
5,665	Aramark	182,130
1,246	Barrett Business Services, Inc.	164,896
1,730	Brink’s Company (The)	178,605
2,086	Casella Waste Systems, Inc., Class A(a)	209,831
2,281	CBIZ, Inc.(a)	172,945
320	Cintas Corporation	216,950
980	Clean Harbors, Inc.(a)	212,258
7,472	CoreCivic, Inc.(a)	119,926
478	CorVel Corporation(a)	114,648
1,040	CRA International, Inc.	183,009
8,816	Ennis, Inc.	185,400
692	FTI Consulting, Inc.(a)	148,642
7,268	GEO Group, Inc. (The)(a)	105,677
3,047	H&R Block, Inc.	151,253
6,724	Hackett Group, Inc. (The)	150,012
1,436	Huron Consulting Group, Inc.(a)	126,813

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.7% (Continued)
1,103	Republic Services, Inc.	$204,265
3,885	Rollins, Inc.	177,506
974	Waste Management, Inc.	205,251
		3,210,017
	CONSTRUCTION MATERIALS - 1.6%
800	Advanced Drainage Systems, Inc.	138,792
3,092	Apogee Enterprises, Inc.	200,887
478	Carlisle Companies, Inc.	199,943
685	Eagle Materials, Inc.	159,187
2,045	Knife River Corporation(a)	144,602
292	Martin Marietta Materials, Inc.	167,047
8,510	MDU Resources Group, Inc.	214,793
1,019	Owens Corning	184,510
654	Simpson Manufacturing Company, Inc.	108,512
2,860	Summit Materials, Inc., Class A(a)	110,510
458	United States Lime & Minerals, Inc.	156,975
634	Vulcan Materials Company	162,158
		1,947,916
	CONSUMER SERVICES - 1.3%
2,106	Adtalem Global Education, Inc.(a)	135,605
262	Graham Holdings Company, Class B	197,137
1,395	Grand Canyon Education, Inc.(a)	198,732
14,376	Laureate Education, Inc., Class A	225,128
3,153	Perdoceo Education Corporation	70,943
2,446	Service Corp International	175,280
1,148	Strategic Education, Inc.	130,206
2,178	Stride, Inc.(a)	149,541
6,312	Universal Technical Institute, Inc.(a)	99,793
3,943	Upbound Group, Inc.	129,409
		1,511,774
	CONTAINERS & PACKAGING - 1.0%
1,430	AptarGroup, Inc.	211,197
5,343	Graphic Packaging Holding Company	151,314
2,535	Greif, Inc., Class A	164,623

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	CONTAINERS & PACKAGING - 1.0% (Continued)
1,198	Packaging Corporation of America	$219,820
9,212	Pactiv Evergreen, Inc.	113,860
435	UFP Technologies, Inc.(a)	113,257
3,901	Westrock Company	209,250
		1,183,321
	DIVERSIFIED INDUSTRIALS - 0.9%
1,143	Dover Corporation	210,106
488	Eaton Corporation PLC	162,431
1,880	Emerson Electric Company	210,861
825	Illinois Tool Works, Inc.	200,269
1,260	ITT, Inc.	167,429
2,077	Pentair PLC	169,026
		1,120,122
	E-COMMERCE DISCRETIONARY - 0.2%
9,139	1-800-Flowers.com, Inc., Class A(a)	88,466
6,938	Coupang, Inc.(a)	157,770
		246,236
	ELECTRIC UTILITIES - 1.6%
2,236	Consolidated Edison, Inc.	211,414
669	Constellation Energy Corporation	145,340
2,525	Edison International	194,046
2,167	NRG Energy, Inc.	175,527
1,832	Otter Tail Corporation	165,741
10,057	PG&E Corporation	186,457
7,247	PPL Corporation	212,556
2,669	Public Service Enterprise Group, Inc.	202,203
2,573	Southern Company (The)	206,200
1,681	Vistra Corporation	166,553
		1,866,037
	ELECTRICAL EQUIPMENT - 3.4%
1,930	A O Smith Corporation	161,425
1,565	AAON, Inc.	117,453
665	Acuity Brands, Inc.	172,641
1,148	AMETEK, Inc.	194,678

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	ELECTRICAL EQUIPMENT - 3.4% (Continued)
1,651	Amphenol Corporation, Class A	$218,543
4,507	API Group Corporation(a)	160,629
1,651	Argan, Inc.	116,610
738	Atkore International Group, Inc.	112,287
936	Badger Meter, Inc.	180,611
2,733	Carrier Global Corporation	172,698
2,453	Fortive Corporation	182,601
423	Hubbell, Inc.	164,500
1,198	Itron, Inc.(a)	128,845
249	Lennox International, Inc.	125,147
6,666	LSI Industries, Inc.	105,856
3,248	Napco Security Technologies, Inc.	161,263
1,422	NEXTracker, Inc.(a)	78,452
2,076	nVent Electric PLC	168,945
1,204	OSI Systems, Inc.(a)	173,063
2,261	Otis Worldwide Corporation	224,291
509	Powell Industries, Inc.	91,549
1,296	SPX Technologies, Inc.(a)	180,688
695	Trane Technologies PLC	227,585
1,044	Vertiv Holdings Company	102,385
4,574	Vontier Corporation	182,869
778	Watts Water Technologies, Inc., Class A	154,923
		4,060,537
	ENGINEERING & CONSTRUCTION - 2.7%
1,931	AECOM	168,654
2,033	Arcosa, Inc.	178,721
2,452	Bowman Consulting Group Ltd.(a)	79,126
435	Comfort Systems USA, Inc.	142,393
2,312	Construction Partners, Inc., Class A(a)	134,582
939	Dycom Industries, Inc.(a)	168,982
437	EMCOR Group, Inc.	169,844
3,140	Fluor Corporation(a)	136,276
2,545	Granite Construction, Inc.	158,528
898	IES Holdings, Inc.(a)	136,900

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	ENGINEERING & CONSTRUCTION - 2.7% (Continued)
539	Installed Building Products, Inc.	$114,182
1,371	Jacobs Solutions, Inc.	191,035
3,235	KBR, Inc.	212,410
718	MYR Group, Inc.(a)	111,333
2,728	Primoris Services Corporation	149,385
739	Quanta Services, Inc.	203,920
1,031	Sterling Infrastructure, Inc.(a)	126,679
999	Tetra Tech, Inc.	209,281
334	TopBuild Corporation(a)	139,595
6,422	Tutor Perini Corporation(a)	141,669
1,486	VSE Corporation	121,644
		3,195,139
	ENTERTAINMENT CONTENT - 0.1%
2,988	Fox Corporation - Class B	95,437

	FOOD - 0.9%
2,424	BellRing Brands, Inc.(a)	141,004
2,495	Cal-Maine Foods, Inc.	153,867
1,727	Ingredion, Inc.	203,060
2,777	Mondelez International, Inc., Class A	190,308
5,206	Pilgrim’s Pride Corporation(a)	187,052
2,031	Post Holdings, Inc.(a)	216,443
		1,091,734
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
915	Boise Cascade Company	125,620
1,895	Louisiana-Pacific Corporation	173,734
2,269	Sylvamo Corporation	161,825
1,358	UFP Industries, Inc.	162,254
		623,433
	GAMING REIT - 0.1%
6,080	VICI Properties, Inc.	174,557

	GAS & WATER UTILITIES - 0.2%
7,951	Aris Water Solution, Inc., Class A	122,206

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	GAS & WATER UTILITIES - 0.2% (Continued)
2,875	Consolidated Water Company Ltd.	$77,913
		200,119
	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,314	Acadia Healthcare Company, Inc.(a)	90,521
1,667	Cardinal Health, Inc.	165,483
859	Cencora, Inc.	194,624
579	Cigna Group (The)	199,534
888	DaVita, Inc.(a)	130,643
311	Elevance Health, Inc.	167,467
2,036	Encompass Health Corporation	175,890
1,471	Ensign Group, Inc. (The)	178,344
550	HCA Healthcare, Inc.	186,863
425	ICON plc(a)	138,049
348	McKesson Corporation	198,217
349	Medpace Holdings, Inc.(a)	134,833
1,505	National HealthCare Corporation	159,154
2,367	RadNet, Inc.(a)	138,801
1,451	Tenet Healthcare Corporation(a)	196,204
1,050	Universal Health Services, Inc., Class B	199,290
		2,653,917
	HEALTH CARE REIT - 0.8%
6,830	CareTrust REIT, Inc.	174,643
2,691	National Health Investors, Inc.	177,821
5,293	Omega Healthcare Investors, Inc.	171,123
12,806	Sabra Health Care REIT, Inc.	186,711
2,215	Welltower, Inc.	229,629
		939,927
	HOME & OFFICE PRODUCTS - 0.3%
4,228	HNI Corporation	198,927
2,494	Tempur Sealy International, Inc.	128,092
		327,019
	HOME CONSTRUCTION - 2.7%
1,695	Armstrong World Industries, Inc.	196,282
2,449	Beazer Homes USA, Inc.(a)	70,335

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	HOME CONSTRUCTION - 2.7% (Continued)
314	Cavco Industries, Inc.(a)	$112,161
1,351	Century Communities, Inc.	114,038
1,064	DR Horton, Inc.	157,259
1,905	Dream Finders Homes, Inc.(a)	54,121
3,701	Forestar Group, Inc.(a)	125,871
1,998	Fortune Brands Innovations, Inc.	139,980
2,215	Green Brick Partners, Inc.(a)	120,939
1,981	Griffon Corporation	133,797
476	Hovnanian Enterprises, Inc.(a)	68,439
6,332	Interface, Inc.	102,009
2,140	KB Home	151,084
960	Lennar Corporation, Class A	153,936
1,160	Lennar Corporation, Class B	169,662
1,220	M/I Homes, Inc.(a)	152,402
2,184	Masco Corporation	152,705
7,733	Masterbrand, Inc.(a)	129,218
569	Meritage Homes Corporation	100,343
1,173	Patrick Industries, Inc.	134,426
1,318	PulteGroup, Inc.	154,628
1,452	Skyline Champion Corporation(a)	101,074
2,575	Taylor Morrison Home Corporation(a)	148,912
1,238	Toll Brothers, Inc.	150,590
3,703	Tri Pointe Homes, Inc.(a)	143,417
		3,237,628
	HOTEL REIT - 0.4%
8,776	Apple Hospitality REIT, Inc.	126,725
9,177	Host Hotels & Resorts, Inc.	164,635
1,590	Ryman Hospitality Properties, Inc.	167,061
		458,421
	HOUSEHOLD PRODUCTS - 0.9%
3,173	Central Garden & Pet Company(a)	137,867
1,923	Church & Dwight Company, Inc.	205,780
2,488	Clearwater Paper Corporation(a)	132,212
2,354	Colgate-Palmolive Company	218,829

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	HOUSEHOLD PRODUCTS – 0.9% (Continued)
11,379	Coty, Inc., Class A(a)	$117,886
472	elf Beauty, Inc.(a)	88,222
781	Inter Parfums, Inc.	93,548
4,152	Quanex Building Products Corporation	136,850
3,481	Reynolds Consumer Products, Inc.	99,000
		1,230,194
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
1,925	AZZ, Inc.	161,469
771	Enpro, Inc.	118,163
2,601	Mueller Industries, Inc.	153,225
661	RBC Bearings, Inc.(a)	195,180
1,631	Timken Company (The)	141,718
		769,755
	INDUSTRIAL SUPPORT SERVICES - 1.4%
812	Applied Industrial Technologies, Inc.	156,716
2,975	Core & Main Inc. - Class A(a)	171,241
2,617	DXP Enterprises, Inc.(a)	130,013
760	Ferguson PLC	156,362
2,156	MSC Industrial Direct Company, Inc., Class A	185,200
2,564	RB Global, Inc.	186,352
1,267	Transcat, Inc.(a)	161,416
217	United Rentals, Inc.	145,262
405	Watsco, Inc.	192,334
200	WW Grainger, Inc.	184,292
		1,669,188
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
3,474	Bank of New York Mellon Corporation (The)	207,085
1,022	Cboe Global Markets, Inc.	176,796
946	Evercore Partners, Inc., Class A	191,981
496	Goldman Sachs Group, Inc. (The)	226,435
1,198	Houlihan Lokey, Inc.	162,149
1,502	Interactive Brokers Group, Inc., Class A	188,831
1,561	Intercontinental Exchange, Inc.	209,018
4,325	Jefferies Financial Group, Inc.	201,199

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2% (Continued)
8,161	Perella Weinberg Partners LP	$126,006
785	Piper Sandler Cos	166,247
1,595	PJT Partners, Inc., Class A	170,139
3,235	SEI Investments Company	219,042
2,064	StoneX Group, Inc.(a)	154,944
1,733	Tradeweb Markets, Inc., Class A	188,914
		2,588,786
	INSURANCE - 6.8%
2,302	Aflac, Inc.	206,881
1,301	Allstate Corporation (The)	217,944
1,356	American Financial Group, Inc.	176,158
2,987	American International Group, Inc.	235,435
3,524	AMERISAFE, Inc.	154,457
1,792	Arch Capital Group Ltd.(a)	183,913
924	Arthur J Gallagher & Company	234,077
1,088	Assurant, Inc.	188,735
1,657	Assured Guaranty Ltd.	128,782
3,436	Axis Capital Holdings Ltd.	253,852
2,434	Brown & Brown, Inc.	217,867
794	Chubb Ltd.	215,031
4,071	CNA Financial Corporation	187,022
6,954	CNO Financial Group, Inc.	199,510
3,848	Employers Holdings, Inc.	162,309
539	Enstar Group Ltd.(a)	168,782
4,608	Equitable Holdings, Inc.	191,186
416	Everest Re Group Ltd.	162,627
2,073	Hartford Financial Services Group, Inc. (The)	214,452
2,172	Jackson Financial, Inc., Class A	165,094
2,733	Loews Corporation	209,894
1,028	Marsh & McLennan Companies, Inc.	213,392
2,036	Mercury General Corporation	113,670
2,800	MetLife, Inc.	202,636
5,171	NMI Holdings, Inc., Class A(a)	171,574
6,985	Old Republic International Corporation	221,983

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	INSURANCE - 6.8% (Continued)
695	Primerica, Inc.	$156,994
1,090	Progressive Corporation (The)	230,186
1,733	Prudential Financial, Inc.	208,567
5,168	Radian Group, Inc.	161,448
1,241	Reinsurance Group of America, Inc.	260,363
654	RenaissanceRe Holdings Ltd.	149,020
1,326	RLI Corporation	193,569
3,911	Ryan Specialty Holdings, Inc., Class A	217,178
1,544	Selective Insurance Group, Inc.	150,710
12,931	SiriusPoint Ltd.(a)	170,043
6,926	Tiptree, Inc.	121,066
1,059	Travelers Companies, Inc./The	228,426
5,944	Universal Insurance Holdings, Inc.	117,156
3,794	Unum Group	204,345
2,165	Voya Financial, Inc.	164,150
2,640	W R Berkley Corporation	213,919
782	Willis Towers Watson PLC	199,637
		8,144,040
	INTERNET MEDIA & SERVICES - 0.5%
3,943	EverQuote, Inc.(a)	94,198
1,524	GoDaddy, Inc., Class A(a)	212,796
4,685	MediaAlpha, Inc.(a)	83,299
1,807	Uber Technologies, Inc.(a)	116,660
3,183	Yelp, Inc.(a)	117,676
		624,629
	LEISURE FACILITIES & SERVICES - 1.8%
3,281	Atlanta Braves Holdings, Inc.(a)	131,142
438	Churchill Downs, Inc.	56,721
1,531	Dave & Buster’s Entertainment, Inc.(a)	78,219
978	Hilton Worldwide Holdings, Inc.	196,187
1,049	Hyatt Hotels Corporation, Class A	154,696
776	Kura Sushi USA, Inc.(a)	77,530
1,381	Light & Wonder, Inc.(a)	131,858
742	Marriott International, Inc., Class A	171,528

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8% (Continued)
10,481	OneSpaWorld Holdings Ltd.(a)	$162,980
2,556	Red Rock Resorts, Inc., Class A	130,995
1,048	Royal Caribbean Cruises Ltd.(a)	154,769
2,024	Sphere Entertainment Company(a)	73,876
3,635	Target Hospitality Corporation(a)	41,294
1,361	Texas Roadhouse, Inc.	235,003
443	Wingstop, Inc.	163,312
1,519	Yum! Brands, Inc.	208,755
		2,168,865
	LEISURE PRODUCTS - 0.3%
2,495	Acushnet Holdings Corporation	164,421
530	Axon Enterprise, Inc.(a)	149,285
		313,706
	MACHINERY - 3.9%
1,044	AGCO Corporation	112,053
719	Alamo Group, Inc.	136,603
3,793	Cadre Holdings, Inc.	124,562
525	Caterpillar, Inc.	177,723
4,127	CECO Environmental Corporation(a)	103,299
1,127	Crane Company	168,013
529	CSW Industrials, Inc.	134,504
805	Curtiss-Wright Corporation	227,669
422	Deere & Company	158,149
2,980	Donaldson Company, Inc.	219,566
4,342	Enerpac Tool Group Corporation	170,727
1,736	Esab Corporation	178,496
1,842	ESCO Technologies, Inc.	201,017
1,966	Federal Signal Corporation	180,911
4,775	Flowserve Corporation	237,317
2,056	Franklin Electric Company, Inc.	204,531
785	IDEX Corporation	163,782
2,171	Ingersoll Rand, Inc.	202,012
406	Kadant, Inc.	116,120
1,082	MSA Safety, Inc.	194,760

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	MACHINERY - 3.9% (Continued)
6,680	Mueller Water Products, Inc.	$123,981
388	Parker-Hannifin Corporation	206,230
863	Regal Rexnord Corporation	129,053
615	Snap-on, Inc.	167,809
867	Standex International Corporation	145,838
1,162	Tennant Company	119,291
2,223	Terex Corporation	132,646
1,409	Xylem, Inc.	198,697
		4,635,359
	MEDICAL EQUIPMENT & DEVICES - 1.2%
3,338	Boston Scientific Corporation(a)	252,252
1,573	GE HealthCare Technologies, Inc.	122,694
1,584	Haemonetics Corporation(a)	133,183
1,353	Integer Holdings Corporation(a)	164,038
480	Intuitive Surgical, Inc.(a)	193,018
1,758	LeMaitre Vascular, Inc.	138,671
1,843	PROCEPT BioRobotics Corporation(a)	122,375
1,391	RxSight, Inc.(a)	81,332
549	Stryker Corporation	187,258
7,818	Zynex, Inc.(a)	79,353
		1,474,174
	METALS & MINING - 0.9%
193	Alpha Metallurgical Resources, Inc.	60,874
584	Arch Resources, Inc.	101,575
801	CONSOL Energy, Inc.	83,040
6,463	Constellium S.E.(a)	140,053
462	Encore Wire Corporation	133,393
2,435	Freeport-McMoRan, Inc.	128,398
1,365	Southern Copper Corporation	161,935
11,683	SunCoke Energy, Inc.	123,256
1,644	Warrior Met Coal, Inc.	112,499
		1,045,023
	MORTGAGE FINANCE - 0.9%
14,697	Apollo Commercial Real Estate Finance, Inc.	148,440

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	MORTGAGE FINANCE - 0.9% (Continued)
13,860	Franklin BSP Realty Trust, Inc.	$176,576
14,330	Ladder Capital Corporation	160,209
12,684	PennyMac Mortgage Investment Trust	173,517
18,592	Rithm Capital Corporation	208,417
8,602	Starwood Property Trust, Inc.	167,223
		1,034,382
	OIL & GAS PRODUCERS - 4.4%
15,931	Antero Midstream Corporation	233,389
1,713	APA Corporation	52,298
2,795	California Resources Corporation	132,343
995	Cheniere Energy, Inc.	157,001
1,049	Chesapeake Energy Corporation	95,386
1,064	Chord Energy Corporation	197,276
1,511	Civitas Resources, Inc.	111,149
5,794	CNX Resources Corporation(a)	152,382
1,404	ConocoPhillips	163,538
3,362	Coterra Energy, Inc.	95,884
2,715	CVR Energy, Inc.	75,640
2,422	Delek US Holdings, Inc.	61,664
841	Diamondback Energy, Inc.	167,578
3,470	DT Midstream, Inc.	232,768
811	EOG Resources, Inc.	101,010
10,432	Equitrans Midstream Corporation	148,969
952	Gulfport Energy Corporation(a)	154,043
810	Hess Corporation	124,821
2,275	HF Sinclair Corporation	125,648
11,263	Kinder Morgan, Inc.	219,516
1,633	Laredo Petroleum, Inc.(a)	79,772
3,252	Magnolia Oil & Gas Corporation, Class A	84,389
3,061	Marathon Oil Corporation	88,647
698	Marathon Petroleum Corporation	123,274
1,221	Matador Resources Company	77,472
1,782	Murphy Oil Corporation	76,252
433	Murphy USA, Inc.	189,979

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	OIL & GAS PRODUCERS - 4.4% (Continued)
3,107	Northern Oil and Gas, Inc.	$127,170
1,322	Occidental Petroleum Corporation	82,625
2,969	ONEOK, Inc.	240,489
1,398	Ovintiv, Inc.	72,235
1,735	PBF Energy, Inc., Class A	80,383
7,789	Permian Resources Corporation	127,662
882	Phillips 66	125,341
2,851	Range Resources Corporation	105,230
1,559	Targa Resources Corporation	184,321
916	Valero Energy Corporation	143,940
6,139	Williams Companies, Inc. (The)	254,829
5,971	World Kinect Corporation	157,276
		5,223,589
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
6,502	Archrock, Inc.	131,600
3,759	ChampionX Corporation	122,619
5,435	Diamond Offshore Drilling, Inc.(a)	82,503
9,438	DNOW, Inc.(a)	137,700
3,233	Halliburton Company	118,651
10,769	Helix Energy Solutions Group, Inc.(a)	123,951
1,651	Helmerich & Payne, Inc.	62,837
4,953	Liberty Oilfield Services, Inc., Class A	122,290
10,513	MRC Global, Inc.(a)	139,718
2,689	Noble Corp plc	124,931
3,197	Oceaneering International, Inc.(a)	75,705
4,218	Patterson-UTI Energy, Inc.	46,482
12,621	Select Water Solutions, Inc., Class A	137,948
5,679	TechnipFMC plc	148,734
3,619	Thermon Group Holdings, Inc.(a)	122,177
1,077	Tidewater, Inc.(a)	111,286
1,320	Valaris Ltd.(a)	102,168
897	Weatherford International plc(a)	107,945
		2,019,245

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	PUBLISHING & BROADCASTING - 0.6%
1,890	Liberty Media Corp-Liberty Formula One Series C(a)	$140,125
2,045	Liberty Media Corp-Liberty Formula One Series A(a)	139,898
6,562	News Corporation, Class A	178,421
6,487	News Corporation, Class B	180,857
		639,301
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,608	McGrath RentCorporation	175,240

	RENEWABLE ENERGY - 0.1%
1,827	Cleanspark, Inc.(a)	29,360
2,388	REX American Resources Corporation(a)	119,376
		148,736
	RETAIL - CONSUMER STAPLES - 0.6%
1,731	BJ’s Wholesale Club Holdings, Inc.(a)	152,449
583	Casey’s General Stores, Inc.	193,428
2,875	Sprouts Farmers Market, Inc.(a)	227,067
		572,944
	RETAIL - DISCRETIONARY - 2.9%
910	Abercrombie & Fitch Company, Class A(a)	157,312
513	Asbury Automotive Group, Inc.(a)	120,591
1,382	Beacon Roofing Supply, Inc.(a)	134,137
899	BlueLinx Holdings, Inc.(a)	92,498
3,870	Buckle, Inc. (The)	149,150
5,233	Build-A-Bear Workshop, Inc.	141,657
608	Builders FirstSource, Inc.(a)	97,760
2,896	Caleres, Inc.	100,433
773	Dick’s Sporting Goods, Inc.	175,966
271	Dillard’s, Inc., Class A	121,232
4,642	Ethan Allen Interiors, Inc.	135,129
1,599	GMS, Inc.(a)	150,242
467	Group 1 Automotive, Inc.	145,228
3,770	Guess?, Inc.	87,728
616	Lowe’s Companies, Inc.	136,315
891	Penske Automotive Group, Inc.	135,521

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
4,207	PetIQ, Inc.(a)	$87,337
1,612	Ross Stores, Inc.	225,293
3,033	Rush Enterprises, Inc., Class A	136,879
1,705	Rush Enterprises, Inc., Class B	72,070
1,216	Signet Jewelers Ltd.	133,140
2,359	TJX Companies, Inc. (The)	243,212
546	Tractor Supply Company	155,768
3,199	Urban Outfitters, Inc.(a)	133,430
472	Williams-Sonoma, Inc.	138,400
		3,406,428
	RETAIL REIT - 0.8%
7,677	Kite Realty Group Trust	168,280
4,437	Phillips Edison & Company, Inc.	141,718
1,273	Simon Property Group, Inc.	192,618
5,298	Tanger, Inc.	147,020
7,015	Urban Edge Properties	124,376
15,319	Whitestone REIT	199,760
		973,772
	SEMICONDUCTORS - 1.8%
3,430	Amkor Technology, Inc.	111,784
847	Analog Devices, Inc.	198,612
701	Applied Materials, Inc.	150,771
1,241	Cirrus Logic, Inc.(a)	142,343
2,564	CTS Corporation	135,764
223	KLA Corporation	169,375
151	Lam Research Corporation	140,798
1,254	MACOM Technology Solutions Holdings, Inc.(a)	126,830
1,627	Microchip Technology, Inc.	158,193
970	Micron Technology, Inc.	121,250
143	Monolithic Power Systems, Inc.	105,195
558	Onto Innovation, Inc.(a)	120,919
2,937	Photronics, Inc.(a)	80,327
707	QUALCOMM, Inc.	144,263
1,434	Rambus, Inc.(a)	79,243

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
3,518	Veeco Instruments, Inc.(a)	$143,007
		2,128,674
	SOFTWARE - 2.2%
9,126	Adeia, Inc.	107,961
1,456	Agilysys, Inc.(a)	139,004
1,303	Altair Engineering, Inc., Class A(a)	113,791
443	Appfolio, Inc., Class A(a)	101,146
3,354	Box, Inc., Class A(a)	91,397
464	Cadence Design Systems, Inc.(a)	132,848
1,454	CommVault Systems, Inc.(a)	156,429
381	Crowdstrike Holdings, Inc., Class A(a)	119,508
2,581	Donnelley Financial Solutions, Inc.(a)	157,338
389	Duolingo, Inc.(a)	74,455
9,011	Gen Digital, Inc.	223,742
1,331	Gitlab, Inc.(a)	62,810
5,730	Hims & Hers Health, Inc.(a)	111,277
13,737	Immersion Corporation	137,233
595	Manhattan Associates, Inc.(a)	130,626
32	MicroStrategy, Inc., Class A(a)	48,784
2,019	Nutanix, Inc., Class A(a)	111,681
1,091	PTC, Inc.(a)	192,277
268	Roper Technologies, Inc.	142,780
577	SPS Commerce, Inc.(a)	108,528
214	Synopsys, Inc.(a)	120,011
5,857	Verra Mobility Corporation(a)	156,030
		2,739,656
	SPECIALTY FINANCE - 2.3%
3,469	Air Lease Corporation	165,263
860	American Express Company	206,399
1,302	Discover Financial Services	159,703
5,877	Enact Holdings, Inc.	180,483
2,104	Enova International, Inc.(a)	129,712
3,299	Essent Group Ltd.	187,053
747	Federal Agricultural Mortgage Corporation, Class C	130,478

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	SPECIALTY FINANCE - 2.3% (Continued)
3,410	Fidelity National Financial, Inc.	$171,728
1,192	FirstCash Holdings, Inc.	140,561
1,987	FTAI Aviation Ltd.	167,544
1,369	GATX Corporation	188,867
7,856	MGIC Investment Corporation	164,976
1,963	Mr. Cooper Group, Inc.(a)	163,714
1,292	Nelnet, Inc., Class A	133,929
3,048	OneMain Holdings, Inc.	149,718
1,719	PennyMac Financial Services, Inc.	155,827
6,325	SLM Corporation	135,735
		2,731,690
	SPECIALTY REIT - 0.3%
2,340	Iron Mountain, Inc.	188,815
1,558	Lamar Advertising Company, Class A	184,015
		372,830
	STEEL - 1.0%
2,642	ATI, Inc.(a)	162,060
1,326	Carpenter Technology Corporation	147,014
2,611	Commercial Metals Company	147,052
913	Nucor Corporation	154,160
1,708	Olympic Steel, Inc.	89,055
587	Reliance, Inc.	176,557
1,124	Steel Dynamics, Inc.	150,470
1,754	United States Steel Corporation	67,266
1,701	Worthington Enterprises, Inc.	97,008
		1,190,642
	TECHNOLOGY HARDWARE - 2.2%
441	Arista Networks, Inc.(a)	131,264
8,451	Arlo Technologies, Inc.(a)	120,089
3,947	Avnet, Inc.	215,506
4,493	Benchmark Electronics, Inc.	193,514
2,037	Crane NXT Company	128,779
4,055	Credo Technology Group Holding Ltd.(a)	105,714
463	Fabrinet(a)	110,902

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	TECHNOLOGY HARDWARE - 2.2% (Continued)
1,208	Garmin Ltd.	$197,931
5,975	Hewlett Packard Enterprise Company	105,459
3,997	HP, Inc.	145,891
1,553	InterDigital, Inc.	176,840
596	Motorola Solutions, Inc.	217,486
1,173	NetApp, Inc.	141,264
2,311	Pure Storage, Inc., Class A(a)	139,330
2,032	Sanmina Corporation(a)	139,273
50	Super Micro Computer, Inc.(a)	39,226
1,392	TD SYNNEX Corporation	182,129
7,187	TTM Technologies, Inc.(a)	133,678
		2,624,275
	TECHNOLOGY SERVICES - 2.4%
578	Automatic Data Processing, Inc.	141,564
1,283	Booz Allen Hamilton Holding Corporation	195,285
1,022	Broadridge Financial Solutions, Inc.	205,187
535	CACI International, Inc., Class A(a)	227,096
3,031	ExlService Holdings, Inc.(a)	90,506
127	Fair Isaac Corporation(a)	163,821
1,334	Fiserv, Inc.(a)	199,780
431	Gartner, Inc.(a)	180,878
1,235	ICF International, Inc.	176,296
855	Insight Enterprises, Inc.(a)	167,153
1,044	International Business Machines Corporation	174,191
1,617	Leidos Holdings, Inc.	237,779
534	Moody’s Corporation	211,993
7,882	Pagseguro Digital Ltd., Class A(a)	96,555
1,850	Parsons Corporation(a)	140,878
790	Verisk Analytics, Inc.	199,696
		2,808,658
	TRANSPORTATION & LOGISTICS - 2.4%
874	ArcBest Corporation	92,224
5,039	Ardmore Shipping Corporation	112,924
5,536	CSX Corporation	186,839

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4% (Continued)
2,591	Delta Air Lines, Inc.	$132,193
11,286	DHT Holdings, Inc.	136,561
1,980	Dorian, L.P.G Ltd.	100,208
3,670	FLEX LNG Ltd.	105,476
6,980	Genco Shipping & Trading Ltd.	157,190
3,475	Golar LNG Ltd.	91,358
11,156	Golden Ocean Group Ltd.	160,535
2,328	International Seaways, Inc.	149,970
1,052	Kirby Corporation(a)	130,627
2,108	Knight-Swift Transportation Holdings, Inc.	101,711
1,186	Matson, Inc.	152,045
286	Old Dominion Freight Line, Inc.	50,122
4,607	RXO, Inc.(a)	94,029
1,476	Ryder System, Inc.	179,289
1,680	Scorpio Tankers, Inc.	137,878
16,060	SFL Corp Ltd.	229,818
1,715	SkyWest, Inc.(a)	128,059
1,923	Teekay Tankers Ltd., Class A	140,052
970	XPO, Inc.(a)	103,771
		2,872,879
	TRANSPORTATION EQUIPMENT - 0.9%
2,362	Allison Transmission Holdings, Inc.	179,063
2,941	Blue Bird Corporation(a)	167,666
499	Cummins, Inc.	140,583
2,704	Greenbrier Companies, Inc. (The)	149,396
4,649	REV Group, Inc.	127,429
3,600	Wabash National Corporation	81,396
1,327	Westinghouse Air Brake Technologies Corporation	224,569
		1,070,102
	WHOLESALE - CONSUMER STAPLES - 0.4%
2,498	Andersons, Inc. (The)	130,745
2,506	Performance Food Group Company(a)	174,418
3,225	US Foods Holding Corporation(a)	170,377
		475,540

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	WHOLESALE - DISCRETIONARY - 0.6%
3,397	Copart, Inc.(a)	$180,245
1,364	ePlus, Inc.(a)	102,082
3,202	G-III Apparel Group Ltd.(a)	96,252
2,106	PC Connection, Inc.	142,450
3,201	ScanSource, Inc.(a)	151,823
		672,852
	TOTAL COMMON STOCKS (Cost $90,008,770)	104,285,701

	PREFERRED STOCK — 0.0%(b)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
313	Brookfield Property Preferred, L.P. (Cost $4,758)	4,720

		Expiration Date	Exercise Price
	RIGHT — 0.0%
	BIOTECH & PHARMA - 0.0%
2,093	Novartis A.G. - CVR(c)(d) (Cost $0)	12/31/2029	$4	-

	TOTAL INVESTMENTS - 87.5% (Cost $90,013,528)			$104,290,421
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.5%			14,919,025
	NET ASSETS - 100.0%			$119,209,446

OPEN FUTURES CONTRACTS
Number of			Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(e)	Appreciation
3	LME Nickel Future(f)	07/19/2024	$351,450	$49,752
9	LME Zinc Future(f)	07/19/2024	659,088	83,707
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			133,459

Number of			Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(e)	Depreciation
3	LME Nickel Future(f)	07/19/2024	$351,450	(30,978)
9	LME Zinc Future(f)	07/19/2024	659,088	(110,313)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			(141,291)
	NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS			$(7,832)

See accompanying notes to consolidated financial statements.

LONGBOARD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

May 31, 2024

CVR	- Contingent Value Right
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of May 31, 2024 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024

ASSETS
Investment in securities at cost	$90,013,528
Investment in securities at fair value	$104,290,421
Cash	9,120,974
Cash Deposits with Broker	6,578,233
Receivable for securities sold	356,167
Receivable for fund shares sold	16,630
Dividends and interest receivable	94,390
TOTAL ASSETS	120,456,815

LIABILITIES
Payable for investments purchased	978,564
Investment advisory fees payable	198,627
Payable for fund shares redeemed	61,584
Net unrealized depreciation from open futures contracts	7,832
Distribution (12b-1) fees payable	762
1,247,369
NET ASSETS	$119,209,446

Net Assets Consist Of:
Paid in capital	146,929,258
Accumulated earnings	(27,719,812)
NET ASSETS	$119,209,446

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,061,078
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	219,884
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.92
Maximum offering price per share (maximum sales charge of 5.75%)	$14.77

Class I Shares:
Net Assets	$116,148,368
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,337,280
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.93

See accompanying notes to consolidated financial statements.

Longboard Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended May 31, 2024

INVESTMENT INCOME
Dividends (Net of tax witholding of $1,291)	$1,415,914
Interest	71,304
TOTAL INVESTMENT INCOME	1,487,218

EXPENSES
Investment advisory fees	1,963,352
Distribution (12b-1) fees: Class A	7,146
TOTAL EXPENSES	1,970,498

NET INVESTMENT LOSS	(483,280)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	3,613,639
Securities sold short	(5,452)
Future contracts	698,979
Translation of foreign currencies	(64,597)
4,242,569
Net change in unrealized appreciation (depreciation) on:
Investments	15,057,188
Future contracts	(395,108)
Translation of foreign currencies	(163,348)
14,498,732
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,741,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,258,021

See accompanying notes to consolidated financial statements.

Longboard Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023
FROM OPERATIONS
Net investment income (loss)	$(483,280)	$833,671
Net realized gain (loss) from investments, futures contracts and swap contracts	4,242,569	(10,104,333)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and
swap contracts	14,498,732	(1,657,040)
Net increase (decrease) in net assets resulting from operations	18,258,021	(10,927,702)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(105,326)	(203,151)
Class I	(3,274,328)	(7,572,773)
Total distributions paid:
Class A	-	(728)
Class I	-	(33,230)
Net decrease in net assets from distributions to shareholders	(3,379,654)	(7,809,882)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	260,845	1,367,577
Class A Proceeds from fund reorganization	303,154	-
Class I	10,793,988	20,007,043
Class I Proceeds from fund reorganization	20,689,954	-
Net asset value of shares issued in reinvestment of distributions
Class A	105,322	203,861
Class I	3,208,307	7,462,098
Payments for shares redeemed:
Class A	(958,750)	(615,184)
Class I	(27,328,472)	(24,029,285)
Net increase in net assets from shares of beneficial interest	7,074,348	4,396,110

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,952,715	(14,341,474)

NET ASSETS
Beginning of Year	97,256,731	111,598,205
End of Year	$119,209,446	$97,256,731

SHARE ACTIVITY
CLASS A:
Shares sold	20,573	104,357
Shares sold from reorganization	21,802	-
Shares reinvested	8,625	15,373
Shares redeemed	(77,544)	(47,616)
Net increase (decrease) in shares of beneficial interest outstanding	(26,544)	72,114

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	831,399	1,539,908
Shares sold from reorganization	1,487,972	-
Shares reinvested	263,107	561,598
Shares redeemed	(2,150,167)	(1,854,219)
Net increase in shares of beneficial interest outstanding	432,311	247,287

See accompanying notes to consolidated financial statements.

Longboard Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class A	For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023		For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
Net asset value, beginning of year	$11.94	$14.26		$15.32	$11.92	$10.18

Activity from investment operations:
Net investment income (loss) (1)	(0.10)	0.09		(0.33)	(0.30)	(0.15)
Net realized and unrealized gain (loss) on investments	2.49	(1.46)		(0.22)	3.70	1.89
Total from investment operations	2.39	(1.37)		(0.55)	3.40	1.74

Less distributions from:
Net investment income	-	(0.00	)(4)	-	-	-
Return of capital	(0.41)	(0.95)		(0.51)	-	-
Total distributions	(0.41)	(0.95)		(0.51)	-	-
Net asset value, end of year	$13.92	$11.94		$14.26	$15.32	$11.92
Total return (2)	20.59%	(10.14)%		(3.75)%	28.52%	17.09%
Net assets, at end of year (000s)	$3,061	$2,942		$2,486	$1,678	$1,164
Ratio of total expenses to average net assets (3)	2.24%	2.24%		2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets	(0.71)%	0.65%		(2.13)%	(2.21)%	(1.33)%
Portfolio turnover rate	102%	0%		0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(3)	Expense ratios do not include certain expenses of the swap cpntracts in which the fund invests.
(4)	Amounts represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

Longboard Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class I	For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023		For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
Net asset value, beginning of year	$11.93	$14.25		$15.29	$11.87	$10.11

Activity from investment operations:
Net investment income (loss) (1)	(0.06)	0.10		(0.29)	(0.28)	(0.12)
Net realized and unrealized gain (loss) on investments	2.49	(1.44)		(0.21)	3.70	1.88
Total from investment operations	2.43	(1.34)		(0.50)	3.42	1.76

Less distributions from:
Net investment income	-	(0.00	)(4)	-	-	-
Return of capital	(0.43)	(0.98)		(0.54)	-	-
Total distributions	(0.43)	(0.98)		(0.54)	-	-
Net asset value, end of year	$13.93	$11.93		$14.25	$15.29	$11.87
Total return (2)	20.94%	(9.92)%		(3.47)%	28.81%	17.41%
Net assets, at end of year (000s)	$116,148	$94,315		$109,112	$75,832	$12,769
Ratio of total expenses to average net assets (3)	1.99%	1.99%		1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets	(0.46)%	0.80%		(1.89)%	(1.97)%	(1.07)%
Portfolio turnover rate	102%	0%		0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.
(4)	Amounts represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

The Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2024

1.	ORGANIZATION

The Longboard Fund (the “Fund”) (formerly known as Longboard Alternative Growth Fund) is a diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on March 19, 2015.

The Fund (also referred to as “the Acquiring Fund”) acquired the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), in a tax-free reorganization as of the close of business on March 22, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund changed its name from Longboard Alternative Growth Fund to Longboard Fund on October 1, 2023. The Acquired Fund and the Acquiring Fund were managed by the same adviser who currently manages the Fund.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Fund launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency exchange contracts in the Consolidated Statements of Operations.

The Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments disclosed in the Consolidated Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund. As of May 31, 2024 the fund did not hold any future contracts.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2024 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$104,285,701	$-	$-		$104,285,701
Preferred Stock	4,720	-	-		4,720
Right	-	-	-	^	-
Total	$104,290,421	$-	$-		$104,290,421

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation Open Future Contracts	$7,832	$-	$-	$7,832
Total	$7,832	$-	$-	$7,832

*	See Schedule of Investments for industry classification.
^	Includes securities values at $0.

The security classified as Level 3 is deemed immaterial.

Offsetting of Financial Assets and Derivative Assets

The following table presents derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2024.

				Gross Amounts Not Offset in the Consolidated Statements of Assets & Liabilities
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Future Contracts *	$133,459	$(141,291)	$(7,832)	$-	$7,832	(1)	$-
Total	$133,459	$(141,291)	$(7,832)	$-	$7,832		$-

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker.
*	Counterparty for the Future Contracts is Marex.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Fund acquired LFL in connection with the tax-free reorganization as of the close of business on March 22, 2024. The Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the LFL is as follows:

	Inception Date of LFL	LFL Net Assets at May 31, 2024	% Of Net Assets at May 31, 2024
LFL	8/15/2012	$4,038,896	3.39%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled

Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s Consolidated Statements of Assets and Liabilities as of May 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure	Consolidated Statements of Assets and Liablities Location	Fair Value	Consolidated Statements of Assets and Liablities Location	Fair Value
Commodity contracts:	Net Unrealized Depreciation on open futures contracts	$-	Net Unrealized Depreciation on open futures contracts	$7,832
		$-		$7,832

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended May 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts

Net change in unrealized appreciation/depreciation from futures contracts

The following is a summary of the Fund’s realized gain (loss) and net change in unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the year ended May 31, 2024:

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Year Ended May 31, 2024
Futures Contracts	$509,177	$-	$192,350	$(2,548)	$698,979
Total	$509,177	$-	$192,350	$(2,548)	$698,979

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations

Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Year Ended May 31, 2024
Futures Contracts	$(506,806)	$-	$42,762	$68,936	$(395,108)
Total	$(506,806)	$-	$42,762	$68,936	$(395,108)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2021 to May 31, 2023 or expected to be taken in the Fund’s May 31, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $97,560,981 and $92,609,982 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Fund’s Manager”) serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the year ended May 31, 2024, the Fund incurred $1,963,352 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended May 31, 2024, the Fund paid $7,146 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. On the sales of Class A shares, for the year ended May 31, 2024, the Distributor received $9,122 in underwriting commissions, of which $1,075 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to the Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of May 31, 2024, Charles Schwab & Co. held 52.9% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended May 31, 2024 and May 31, 2023 was as follows:

	Fiscal Year Ended May 31, 2024	Fiscal Year Ended May 31, 2023
Ordinary Income	$-	$33,958
Long-Term Capital Gain	-	-
Return of Capital	3,379,654	7,775,924
	$3,379,654	$7,809,882

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

As of May 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$-	$-	$-	$(42,218,506)	$296,182	$14,202,512	$(27,719,812)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and tax adjustments for a wholly owned subsidiary.

At May 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,377,215	$3,018,822	$9,396,037	$-

As a result of the acquisition of another Fund, $27,125,228 and $5,697,241 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $727,147 under tax rules.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, prior year tax return updates, and the tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2024 as follows:

Paid In Capital	Accumulated Deficit
$32,032,093	$(32,032,093)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$90,080,077	$16,102,514	$(1,900,002)	$14,202,512

The Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

8.	FUND REORGANIZATION

On March 22, 2024, the Fund acquired the fair value assets and certain liabilities of the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by shareholders of both the Acquired Fund and the Fund.

Predecessor Fund	Outstanding Shares Class A	Outstanding Shares Class I	Total Net Assets of the Acquired Fund		Cost of Investments Received from Acquired Fund
Longboard Managed Futures Strategy Fund	30,465	2,052,212	$20,993,108	*	$9,934,209

*	The net assets of the Predecessor Fund include other asset less liabilities of $11,184,240.

The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares. Total net assets of the Fund immediately after the transfer were $141,256,378. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended. Accordingly, the cost basis of investments received from the acquired fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholder for tax purposes. Expenses related to the reorganization are borne by the Adviser and the fund is not obligated to reimburse these expenses, and the Adviser will not seek reimbursement. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Funds statement of operations since March 22, 2024.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust II
and the Shareholders of Longboard Fund (formerly known as Longboard Alternative Growth Fund)

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Longboard Fund (formerly known as Longboard Alternative Growth Fund) and its subsidiary (the Fund), including the consolidated schedule of investments, as of May 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for the year then ended, the statement of changes in net assets for the year ended May 31, 2023, and the related notes to the consolidated financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Longboard Asset Management, LP advised investment companies since 2013.

Denver, Colorado

July 31, 2024

The Longboard Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 26 and 27, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “Longboard Advisory Agreement”) between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (“Longboard Managed Futures”) and the Longboard Fund, formerly known as the Longboard Alternative Growth Fund (“Longboard Fund” and together with Longboard Managed Futures, the “Longboard Funds”), and Longboard Asset Management, LP (“Longboard”).

Based on their evaluation of the information provided by Longboard, in conjunction with the Longboard Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Longboard Advisory Agreement with respect to the Longboard Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Longboard Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to each Longboard Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement. In considering the renewal of the Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard related to the proposed renewal of the Longboard Advisory Agreement, including Longboard’s ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard, including the individuals that primarily monitor and execute the investment process. The Board noted the efforts made by Longboard to expand its sales team in an effort to aggressively market the Funds and the hiring or rehiring of certain operations and information technology personnel. The Board discussed Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether Longboard’s management of other accounts would conflict with its management of each Longboard Fund;

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2024

and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by Longboard of its practices for monitoring compliance with each of the Longboard Funds investment limitations, noting that Longboard’s CCO would continually review the portfolio managers’ performance of their duties to ensure compliance under Longboard’s and the Longboard Funds compliance programs. The Board also discussed Longboard’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Longboard’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Longboard’s representation that the prospectus and statement of additional information for each of the Longboard Funds accurately describe the investment strategies of each of the Longboard Funds. The Board then reviewed the capitalization of Longboard based on representations made by Longboard and concluded that Longboard was sufficiently well-capitalized, or that its control persons had the ability to make additional contributions in order to meet its obligations to the Longboard Funds. The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Longboard to each of the Longboard Funds were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Longboard Managed Futures as compared to its peer group, Morningstar category and benchmark for the one year, three-year, five-year and since inception periods ended June 30, 2023. The Board noted that Longboard Managed Futures outperformed the peer group median and Morningstar category median but underperformed its primary benchmark (Bank of America Merrill Lynch 3-month U.S Treasury Bill Index) for the one year period. For the three year, five year and since inception periods, Longboard Managed Futures underperformed its Morningstar category and peer group median but outperformed its primary benchmark for the three year and since inception periods and underperformed its primary benchmark for the 5 year period. The Board noted that Longboard did not intend to make adjustments to the strategy or investment process and that the Adviser had stated that it will continue to adhere to its trend following model. After further discussion, the Board concluded that overall, Longboard Managed Futures’ past performance was satisfactory and in-line with its investment objective.

The Board also discussed the reports prepared by Broadridge and reviewed the performance of the Longboard Fund as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended June 30, 2023, noting that the Longboard Fund underperformed its peer group median, Morningstar category median and benchmark for the one year period, underperformed its Morningstar category median but outperformed its peer group median and benchmark for the three year period, and outperformed its Morningstar category median, peer group median and benchmark for the five year and since inception periods. The Board recapped earlier discussions with Longboard noting that the Longboard Fund was taking on a higher amount of risk than its peers in exchange for a greater return. The Board further noted that Longboard did not intend to make adjustments to the strategy or investment process. After further discussion, the Board concluded that overall, the Longboard Fund’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services to be provided by Longboard, the Board reviewed and discussed each of the Longboard Fund’s unitary fee and overall operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for each of the Longboard Funds, noting that Longboard pays substantially all expenses of each of the Longboard Funds, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each of the Longboard Funds’ business. The

The Longboard Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

May 31, 2024

Board also noted that the Longboard Advisory Agreement provides for a breakpoint for the Longboard Managed Futures Fund unitary fee so that the fee decreases from 2.99% to 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $450 million. With respect to the Longboard Fund, the Board noted the unitary fee of 1.99% on Fund assets. Because of the unitary fee structure of each of the Longboard Funds, the Board noted the difficulty when looking for comparable funds. In addition to the Board’s evaluation of the unitary fee, the Board also looked at the all in cost of managing the investment strategy for each of the Longboard Funds and found that total operating expenses, exclusive of certain fees, were capped at 2.99% for the Longboard Managed Futures and 1.99% for the Longboard Fund noting that, with respect to the managed futures strategy of each Fund, Longboard invests in futures contracts directly rather than through total return swaps like many of the Funds’ peers do which can have significant expenses not reflected in a peer fund’s expense ratio. The Board concluded that based on Longboard’s experience and expertise as well as the services provided to each of the Longboard Funds, the unitary fees charged by Longboard were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to each of the Longboard Funds based on profitability reports and analyses reviewed by the Board and the selected financial information provided by Longboard. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard, the current assets of each Fund and the built-in breakpoints, the profits from Longboard’s relationship with the each of the Longboard Funds were not excessive.

Economies of Scale. As to the extent to which each of the Longboard Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Longboard Managed Futures. The Board noted that shareholders would get the benefit of a tiered breakpoint schedule once assets reached the thresholds. The Board also discussed the current size of the Longboard Fund, along with Longboard’s expectations for growth, and concluded that any further material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard as the Trustees believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Longboard Fund separately, (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and (c) the Longboard Advisory Agreement is in the best interests of each Longboard Fund and its shareholders. In considering the renewal of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Longboard Advisory Agreement was in the best interest of each Longboard Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	●	Social Security number	●	Account transactions
	●	Employment information	●	Income
	●	Account balances	●	Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	●	open an account	●	provide account information
	●	give us your income information	●	give us your contact information
	●	provide employment information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	●	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	●	affiliates from using your information to market to you
	●	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you.
	●	Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Longboard Asset Management, LP

P.O. BOX 97730

Phoenix, AZ 85060-7730

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

LBF-AR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	08/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	08/08/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	08/08/24